Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)(6)	Compensation Actually Paid to PEO (2)(6)	Average Summary Compensation Table Total for Non-PEO NEO’s (3)(6)	Average Compensation Actually Paid to Non-PEO NEO’s (4)(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income
2025	$581,205	$580,545	$510,469	$509,809	$(1.69)	$1,536,000
2024	$531,205	$530,545	$472,969	$472,309	$13.18	$2,120,000
2023	$529,945	$529,285	$466,011	$465,351	$15.71	$2,152,000

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported for John Saunders, our Chairman of the Board and Chief Executive Officer (“PEO”), under “Summary Compensation Table Total for PEO” are the amounts of total compensation reported for Mr. Saunders in the “Total” column of the Summary Compensation Table for each applicable year.
PEO Total Compensation Amount	[1]	$ 581,205	$ 531,205	$ 529,945
PEO Actually Paid Compensation Amount	[2]	$ 580,545	530,545	529,285
Adjustment To PEO Compensation, Footnote [Text Block]		Adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid predominately represent the fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table, if any, and other immaterial perquisites provided.
Non-PEO NEO Average Total Compensation Amount	[3]	$ 510,469	472,969	466,011
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 509,809	472,309	465,351
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The dollar amounts reported under “Average Compensation Actually Paid for non-PEO Named Executive Officers” represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K in each applicable year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. Adjustments made to the NEO’s total compensation for each year to determine the compensation actually paid predominately represent the fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table, if any, and other immaterial perquisites provided.
Total Shareholder Return Amount	[5]	$ (1.69)	13.18	15.71
Net Income (Loss) Attributable to Parent		$ 1,536,000	$ 2,120,000	$ 2,152,000
PEO Name		John Saunders	John Saunders	John Saunders
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported for Mr. Saunders under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Saunders, as computed in accordance with Item 402(v) of Regulation S-K in each applicable year.

[1]	The dollar amounts reported for John Saunders, our Chairman of the Board and Chief Executive Officer (“PEO”), under “Summary Compensation Table Total for PEO” are the amounts of total compensation reported for Mr. Saunders in the “Total” column of the Summary Compensation Table for each applicable year.
[2]	The dollar amounts reported for Mr. Saunders under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Saunders, as computed in accordance with Item 402(v) of Regulation S-K in each applicable year. Adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid predominately represent the fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table, if any, and other immaterial perquisites provided.
[3]	The dollar amounts reported under “Average Summary Compensation Total for non-PEO Named Executive Officers” represent the average of the amounts reported for the Company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year.
[4]	The dollar amounts reported under “Average Compensation Actually Paid for non-PEO Named Executive Officers” represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K in each applicable year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. Adjustments made to the NEO’s total compensation for each year to determine the compensation actually paid predominately represent the fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table, if any, and other immaterial perquisites provided.
[5]	Total shareholder return (“TSR”) is calculated assuming a fixed investment of $100, including the reinvestment of dividends (as applicable) measured from the market close on December 31, 2017 through and including the end of the fiscal year for each year reported on the table.